CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Statement of comprehensive income [abstract]
Net loss		$ (108.0)	$ (7.0)
Other comprehensive loss
Unrealized foreign exchange gain on cash and cash equivalents designated as hedging instruments		0.0	4.9
Reclassification of realized foreign exchange gain on cash and cash equivalents designated as hedging instruments		0.0	3.2
Unrealized (loss) gain on mark-to-market of diesel swap contracts	[1]	(0.4)	1.2
Reclassification of realized loss on settlement of diesel swap contracts		0.3	2.5
Loss on revaluation of gold stream obligation		(7.6)	(67.8)
Deferred income tax related to derivative contracts and gold stream obligation		1.8	20.4
Total other comprehensive loss		(5.9)	(35.6)
Total comprehensive loss		$ (113.9)	$ (42.6)

[1]	Diesel swap contracts In 2015, the Company entered into diesel swap contracts to hedge diesel cost at Mesquite. Realized gains and losses are reclassified from other comprehensive income to operating expenses as diesel is consumed at the mine site.